Note 15 - Stock-based compensation (Detail) - Option Activity (USD $)	0 Months Ended	1 Months Ended			12 Months Ended
	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Outstanding number					4,365,546		2,992,796
Outstanding weighted average exercise price per share (in Dollars per share)					$ 2.82		$ 3.20
Exercisable					4,720,580
Exercisable (in Dollars per share)					$ 2.42
Granted number		1,300,000	25,000	25,000	1,150,000	1,375,000
Granted weighted average exercise price per share (in Dollars per share)	$ 1.60	$ 1.98	$ 2.95	$ 2.85	$ 0.23	$ 2.00
Exercised number					0	0
Exercised weighted average exercise price per share (in Dollars per share)					$ 0	$ 0
Forfeited or expired number					(286,216)	(2,250)
Forfeited or expired weighted average exercise price per share (in Dollars per share)					$ 2.85	$ 3.14
Outstanding number					5,229,330	4,365,546	2,992,796
Outstanding weighted average exercise price per share (in Dollars per share)					$ 2.25	$ 2.82	$ 3.20